Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss)		$ 601,976	$ 178,770	$ 711,072	$ 574,864	$ 2,461,419	$ 1,517,855	$ 1,343,180
Less: net income attributable to Continuing Investors Partnerships prior to the offering		408,602		479,842
Less: net income attributable to non-controlling interest		159,902	$ 27,057	197,758	$ 55,707	$ 112,884	$ 140,126	$ 133,155
Net income attributable to Royalty Pharma plc		$ 33,472		$ 33,472
Denominator
Basic (in shares)	[1]	353,979		353,979
Basic (in dollars per share)	[1]	$ 0.09		$ 0.09
Numerator
Net income attributable to Royalty Pharma plc		$ 33,472		$ 33,472
Denominator
Dilutive effect of unvested restricted units (in shares)		1		1
Diluted (in shares)	[1]	353,980		353,980
Diluted (in dollars per share)	[1]	$ 0.09		$ 0.09
Common Class A
Denominator
Diluted (in shares)				607,100
Class B Holders
Numerator
Less: net income attributable to non-controlling interest		$ 31,560		$ 31,560
Legacy Investors Partnerships and RPSFT
Numerator
Less: net income attributable to non-controlling interest		$ 128,342		$ 166,198

[1]	Represents earnings per share of Class A ordinary shares and weighted-average Class A ordinary shares outstanding for the period from June 16, 2020 through June 30, 2020, the period following our initial public offering (see Note 13).